Condensed consolidating financial information for bonds issued (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Statement [LineItems]
Condensed Consolidating Income Statement Information

Condensed consolidating income statement information

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	15,602.4	—	15,602.4
Costs of services	—	—	—	(12,663.5)	—	(12,663.5)
Gross profit	—	—	—	2,938.9	—	2,938.9
General and administrative costs	10.8	(305.8)	—	(1,212.5)	—	(1,507.5)
Operating profit/(loss)	10.8	(305.8)	—	1,726.4	—	1,431.4
Share of results of subsidiaries	1,179.2	1,710.2	—	—	(2,889.4)	—
Share of results of associates	—	—	—	43.5	—	43.5
Profit before interest and taxation	1,190.0	1,404.4	—	1,769.9	(2,889.4)	1,474.9
Finance income	—	27.8	102.3	300.6	(325.9)	104.8
Finance costs	(127.1)	(248.9)	(103.1)	(136.1)	325.9	(289.3)
Revaluation of financial instruments	—	—	(1.1)	174.0	—	172.9
Profit/(loss) before taxation	1,062.9	1,183.3	(1.9)	2,108.4	(2,889.4)	1,463.3
Taxation	—	(4.1)	—	(319.8)	—	(323.9)
Profit/(loss) for the year	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4
Attributable to:
Equity holders of the parent	1,062.9	1,179.2	(1.9)	1,712.1	(2,889.4)	1,062.9
Non-controlling interests	—	—	—	76.5	—	76.5
	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4

For the year ended 31 December 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	15,804.2	—	15,804.2
Costs of services	—	—	—	(12,629.0)	—	(12,629.0)
Gross profit	—	—	—	3,175.2	—	3,175.2
General and administrative costs	14.1	74.7	—	(1,355.8)	—	(1,267.0)
Operating profit	14.1	74.7	—	1,819.4	—	1,908.2
Share of results of subsidiaries	1,901.2	2,016.5	—	—	(3,917.7)	—
Share of results of associates	—	—	—	113.5	—	113.5
Profit before interest and taxation	1,915.3	2,091.2	—	1,932.9	(3,917.7)	2,021.7
Finance income	—	24.5	110.6	262.8	(302.7)	95.2
Finance costs	(99.3)	(221.5)	(103.4)	(148.3)	302.7	(269.8)
Revaluation of financial instruments	0.6	—	(5.4)	267.0	—	262.2
Profit before taxation	1,816.6	1,894.2	1.8	2,314.4	(3,917.7)	2,109.3
Taxation	—	7.0	—	(204.0)	—	(197.0)
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Attributable to:
Equity holders of the parent	1,816.6	1,901.2	1.8	2,014.7	(3,917.7)	1,816.6
Non-controlling interests	—	—	—	95.7	—	95.7
	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3

Note

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.

For the year ended 31 December 2016, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	14,887.3	—	14,887.3
Costs of services	—	—	—	(11,846.5)	—	(11,846.5)
Gross profit	—	—	—	3,040.8	—	3,040.8
General and administrative costs	13.8	(828.2)	(0.1)	(163.2)	—	(977.7)
Operating profit/(loss)	13.8	(828.2)	(0.1)	2,877.6	—	2,063.1
Share of results of subsidiaries	1,497.4	2,518.2	—	—	(4,015.6)	—
Share of results of associates	—	—	—	49.8	—	49.8
Profit/(loss) before interest and taxation	1,511.2	1,690.0	(0.1)	2,927.4	(4,015.6)	2,112.9
Finance income	—	28.8	121.1	231.9	(301.4)	80.4
Finance costs	(102.5)	(222.1)	(98.8)	(132.5)	301.4	(254.5)
Revaluation of financial instruments	(8.6)	—	7.0	(46.7)	—	(48.3)
Profit before taxation	1,400.1	1,496.7	29.2	2,980.1	(4,015.6)	1,890.5
Taxation	—	0.7	—	(389.6)	—	(388.9)
Profit for the year	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6
Attributable to:
Equity holders of the parent	1,400.1	1,497.4	29.2	2,489.0	(4,015.6)	1,400.1
Non-controlling interests	—	—	—	101.5	—	101.5
	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6

Note

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.

Condensed Consolidating Statement of Comprehensive Income

Condensed consolidating statement of comprehensive income

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit/(loss) for the year	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	69.9	69.9	0.6	78.3	(139.8)	78.9
	69.9	69.9	0.6	78.3	(139.8)	78.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	8.9	8.9	—	8.9	(17.8)	8.9
Deferred tax on defined benefit pension plans	(0.7)	(0.7)	—	(0.7)	1.4	(0.7)
Movements on equity investments held at fair value through other comprehensive income	(247.9)	(247.9)	—	(247.9)	495.8	(247.9)
	(239.7)	(239.7)	—	(239.7)	479.4	(239.7)
Other comprehensive (loss)/income for the year	(169.8)	(169.8)	0.6	(161.4)	339.6	(160.8)
Total comprehensive income/(loss) for the year	893.1	1,009.4	(1.3)	1,627.2	(2,549.8)	978.6
Attributable to:
Equity holders of the parent	893.1	1,009.4	(1.3)	1,541.7	(2,549.8)	893.1
Non-controlling interests	—	—	—	85.5	—	85.5
	893.1	1,009.4	(1.3)	1,627.2	(2,549.8)	978.6

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(445.5)	(445.5)	(0.6)	(464.6)	891.0	(465.2)
Gain on revaluation of available for sale investments	32.1	32.1	—	32.1	(64.2)	32.1
	(413.4)	(413.4)	(0.6)	(432.5)	826.8	(433.1)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	17.0	17.0	—	17.0	(34.0)	17.0
Deferred tax on defined benefit pension plans	(24.6)	(24.6)	—	(24.6)	49.2	(24.6)
	(7.6)	(7.6)	—	(7.6)	15.2	(7.6)
Other comprehensive loss for the year	(421.0)	(421.0)	(0.6)	(440.1)	842.0	(440.7)
Total comprehensive income for the year	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6
Attributable to:
Equity holders of the parent	1,395.6	1,480.2	1.2	1,594.3	(3,075.7)	1,395.6
Non-controlling interests	—	—	—	76.0	—	76.0
	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6

For the year ended 31 December 2016, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	1,309.9	1,309.9	(1.2)	1,379.2	(2,619.8)	1,378.0
Loss on revaluation of available for sale investments	(93.1)	(93.1)	—	(93.1)	186.2	(93.1)
	1,216.8	1,216.8	(1.2)	1,286.1	(2,433.6)	1,284.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial loss on defined benefit pension plans	(15.9)	(15.9)	—	(15.9)	31.8	(15.9)
Deferred tax on defined benefit pension plans	(0.4)	(0.4)	—	(0.4)	0.8	(0.4)
	(16.3)	(16.3)	—	(16.3)	32.6	(16.3)
Other comprehensive income/(loss) for the year	1,200.5	1,200.5	(1.2)	1,269.8	(2,401.0)	1,268.6
Total comprehensive income for the year	2,600.6	2,697.9	28.0	3,860.3	(6,416.6)	2,770.2
Attributable to:
Equity holders of the parent	2,600.6	2,697.9	28.0	3,690.7	(6,416.6)	2,600.6
Non-controlling interests	—	—	—	169.6	—	169.6
	2,600.6	2,697.9	28.0	3,860.3	(6,416.6)	2,770.2

Condensed Consolidating Cash Flow Statement Information

Condensed consolidating cash flow statement information

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	2,308.8	(271.1)	42.9	(386.8)	—	1,693.8
Investing activities
Acquisitions	—	—	—	(298.8)	—	(298.8)
Proceeds on disposal of investments and subsidiaries	—	—	—	849.0	—	849.0
Purchases of property, plant and equipment	—	(10.4)	—	(304.4)	—	(314.8)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(60.4)	—	(60.4)
Proceeds on disposal of property, plant and equipment	—	—	—	9.5	—	9.5
Net cash inflow/(outflow) from investing activities	—	(10.4)	—	194.9	—	184.5
Financing activities
Share option proceeds	1.2	—	—	—	—	1.2
Cash consideration for non-controlling interests	—	(0.3)	—	(109.6)	—	(109.9)
Share repurchases and buy-backs	(104.3)	—	—	(102.8)	—	(207.1)
Net decrease in borrowings	—	—	(58.1)	(382.5)	—	(440.6)
Financing and share issue costs	—	—	—	(3.8)	—	(3.8)
Equity dividends paid	(747.4)	—	—	—	—	(747.4)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(106.2)	—	(106.2)
Net cash outflow from financing activities	(850.5)	(0.3)	(58.1)	(704.9)	—	(1,613.8)
Net increase/(decrease) in cash and cash equivalents	1,458.3	(281.8)	(15.2)	(896.8)	—	264.5
Translation of cash and cash equivalents	(4.7)	(51.5)	(5.4)	0.1	—	(61.5)
Cash and cash equivalents at beginning of year	(2,627.7)	(1,636.8)	(27.4)	6,290.1	—	1,998.2
Cash and cash equivalents at end of year	(1,174.1)	(1,970.1)	(48.0)	5,393.4	—	2,201.2

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	32.9	(49.7)	(13.6)	1,438.5	—	1,408.1
Investing activities
Acquisitions	—	—	—	(477.5)	—	(477.5)
Proceeds on disposal of investments and subsidiaries	—	—	—	296.0	—	296.0
Purchases of property, plant and equipment	—	(10.4)	—	(278.5)	—	(288.9)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(37.3)	—	(37.3)
Proceeds on disposal of property, plant and equipment	—	—	—	8.0	—	8.0
Net cash outflow from investing activities	—	(10.4)	—	(489.3)	—	(499.7)
Financing activities
Share option proceeds	6.4	—	—	—	—	6.4
Cash consideration for non-controlling interests	—	(1.4)	—	(45.9)	—	(47.3)
Share repurchases and buy-backs	(289.6)	—	—	(214.6)	—	(504.2)
Net increase/(decrease) in borrowings	(400.0)	—	—	999.6	—	599.6
Financing and share issue costs	—	—	—	(0.8)	—	(0.8)
Equity dividends paid	(751.5)	—	—	—	—	(751.5)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(87.8)	—	(87.8)
Net cash (outflow)/inflow from financing activities	(1,434.7)	(1.4)	—	650.5	—	(785.6)
Net increase/(decrease) in cash and cash equivalents	(1,401.8)	(61.5)	(13.6)	1,599.7	—	122.8
Translation of cash and cash equivalents	(0.9)	48.4	1.3	(76.0)	—	(27.2)
Cash and cash equivalents at beginning of year	(1,225.0)	(1,623.7)	(15.1)	4,766.4	—	1,902.6
Cash and cash equivalents at end of year	(2,627.7)	(1,636.8)	(27.4)	6,290.1	—	1,998.2

For the year ended 31 December 2016, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	963.1	1,002.2	65.5	(257.0)	—	1,773.8
Investing activities
Acquisitions	—	—	—	(719.3)	—	(719.3)
Proceeds on disposal of investments and subsidiaries	—	—	—	80.5	—	80.5
Purchases of property, plant and equipment	—	(1.1)	—	(251.0)	—	(252.1)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(33.0)	—	(33.0)
Proceeds on disposal of property, plant and equipment	—	—	—	7.7	—	7.7
Net cash outflow from investing activities	—	(1.1)	—	(915.1)	—	(916.2)
Financing activities
Share option proceeds	27.2	—	—	—	—	27.2
Cash consideration for non-controlling interests	—	(1.3)	—	(57.0)	—	(58.3)
Share repurchases and buy-backs	(274.5)	—	—	(152.9)	—	(427.4)
Net (decrease)/increase in borrowings	(392.1)	—	—	369.6	—	(22.5)
Financing and share issue costs	—	—	—	(6.4)	—	(6.4)
Equity dividends paid	(616.5)	—	—	—	—	(616.5)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(89.6)	—	(89.6)
Net cash (outflow)/inflow from financing activities	(1,255.9)	(1.3)	—	63.7	—	(1,193.5)
Net (decrease)/increase in cash and cash equivalents	(292.8)	999.8	65.5	(1,108.4)	—	(335.9)
Translation of cash and cash equivalents	(5.7)	(154.6)	(13.1)	465.3	—	291.9
Cash and cash equivalents at beginning of year	(926.5)	(2,468.9)	(67.5)	5,409.5	—	1,946.6
Cash and cash equivalents at end of year	(1,225.0)	(1,623.7)	(15.1)	4,766.4	—	1,902.6

Condensed Consolidating Balance Sheet Information

Condensed consolidating balance sheet information

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	13,202.8	—	13,202.8
Other	—	—	—	1,842.0	—	1,842.0
Property, plant and equipment	—	26.1	—	1,056.9	—	1,083.0
Investment in subsidiaries	15,463.9	29,497.8	—	—	(44,961.7)	—
Interests in associates and joint ventures	—	—	—	796.8	—	796.8
Other investments	—	—	—	666.7	—	666.7
Deferred tax assets	—	—	—	153.0	—	153.0
Trade and other receivables	—	—	—	180.0	—	180.0
Intercompany receivables	—	205.4	2,182.9	7,657.7	(10,046.0)	—
	15,463.9	29,729.3	2,182.9	25,555.9	(55,007.7)	17,924.3
Current assets
Corporate income tax recoverable	—	—	—	198.7	—	198.7
Trade and other receivables	0.6	497.9	0.1	12,602.9	—	13,101.5
Intercompany receivables	1,675.6	1,720.6	55.2	8,129.9	(11,581.3)	—
Cash and short-term deposits	—	21.1	41.4	5,835.4	(3,254.7)	2,643.2
	1,676.2	2,239.6	96.7	26,766.9	(14,836.0)	15,943.4
Current liabilities
Trade and other payables	(3.7)	(57.5)	(21.6)	(14,955.6)	—	(15,038.4)
Intercompany payables	(5,190.3)	(6,250.5)	(0.9)	(139.6)	11,581.3	—
Corporate income tax payable	—	—	—	(545.9)	—	(545.9)
Bank overdrafts, bonds and bank loans	(1,174.1)	(1,991.2)	(89.4)	(1,025.1)	3,254.7	(1,025.1)
	(6,368.1)	(8,299.2)	(111.9)	(16,666.2)	14,836.0	(16,609.4)
Net current (liabilities)/assets	(4,691.9)	(6,059.6)	(15.2)	10,100.7	—	(666.0)
Total assets less current liabilities	10,772.0	23,669.7	2,167.7	35,656.6	(55,007.7)	17,258.3
Non-current liabilities
Bonds and bank loans	—	—	(2,151.8)	(3,483.0)	—	(5,634.8)
Trade and other payables	—	—	(5.5)	(835.9)	—	(841.4)
Intercompany payables	(1,389.8)	(8,205.8)	—	(450.4)	10,046.0	—
Deferred tax liabilities	—	—	—	(479.5)	—	(479.5)
Provision for post-employment benefits	—	—	—	(184.3)	—	(184.3)
Provisions for liabilities and charges	—	—	—	(311.7)	—	(311.7)
	(1,389.8)	(8,205.8)	(2,157.3)	(5,744.8)	10,046.0	(7,451.7)
Net assets	9,382.2	15,463.9	10.4	29,911.8	(44,961.7)	9,806.6
Attributable to:
Equity shareholders’ funds	9,382.2	15,463.9	10.4	29,487.4	(44,961.7)	9,382.2
Non-controlling interests	—	—	—	424.4	—	424.4
Total equity	9,382.2	15,463.9	10.4	29,911.8	(44,961.7)	9,806.6

At 31 December 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	12,952.9	—	12,952.9
Other	—	—	—	2,018.4	—	2,018.4
Property, plant and equipment	—	16.5	—	963.0	—	979.5
Investment in subsidiaries	14,638.1	27,915.3	—	—	(42,553.4)	—
Interests in associates and joint ventures	—	—	—	1,065.2	—	1,065.2
Other investments	—	—	—	1,153.5	—	1,153.5
Deferred tax assets	—	—	—	160.3	—	160.3
Trade and other receivables	—	—	1.6	174.6	—	176.2
Intercompany receivables[2]	—	203.3	2,078.3	7,649.3	(9,930.9)	—
	14,638.1	28,135.1	2,079.9	26,137.2	(52,484.3)	18,506.0
Current assets
Corporate income tax recoverable	—	—	—	234.7	—	234.7
Trade and other receivables	0.3	457.3	0.1	12,073.0	—	12,530.7
Intercompany receivables[2]	1,661.4	1,713.8	65.7	5,268.8	(8,709.7)	—
Cash and short-term deposits	—	235.0	—	6,683.5	(4,527.1)	2,391.4
	1,661.7	2,406.1	65.8	24,260.0	(13,236.8)	15,156.8
Current liabilities
Trade and other payables	(16.9)	(113.9)	(19.6)	(14,090.7)	—	(14,241.1)
Intercompany payables[2]	(2,808.3)	(5,780.2)	—	(121.2)	8,709.7	—
Corporate income tax payable	—	—	—	(649.3)	—	(649.3)
Bank overdrafts, bonds and bank loans	(2,627.7)	(1,871.8)	(27.4)	(624.3)	4,527.1	(624.1)
	(5,452.9)	(7,765.9)	(47.0)	(15,485.5)	13,236.8	(15,514.5)
Net current (liabilities)/assets	(3,791.2)	(5,359.8)	18.8	8,774.5	—	(357.7)
Total assets less current liabilities	10,846.9	22,775.3	2,098.7	34,911.7	(52,484.3)	18,148.3
Non-current liabilities
Bonds and bank loans	—	—	(2,087.1)	(4,163.3)	—	(6,250.4)
Trade and other payables	—	—	—	(992.8)	—	(992.8)
Intercompany payables[2]	(1,359.6)	(8,137.2)	—	(434.1)	9,930.9	—
Deferred tax liabilities	—	—	—	(513.7)	—	(513.7)
Provision for post-employment benefits	—	—	—	(206.3)	—	(206.3)
Provisions for liabilities and charges	—	—	—	(229.0)	—	(229.0)
	(1,359.6)	(8,137.2)	(2,087.1)	(6,539.2)	9,930.9	(8,192.2)
Net assets	9,487.3	14,638.1	11.6	28,372.5	(42,553.4)	9,956.1
Attributable to:
Equity shareholders’ funds	9,487.3	14,638.1	11.6	27,903.7	(42,553.4)	9,487.3
Non-controlling interests	—	—	—	468.8	—	468.8
Total equity	9,487.3	14,638.1	11.6	28,372.5	(42,553.4)	9,956.1

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[2]	Prior year figures have been restated to reclassify certain intercompany balances in an amount of £2,540.2 million from non-current to current within subsidiary guarantors and other subsidiaries.

Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Statement [LineItems]
Condensed Consolidating Income Statement Information

Condensed consolidating income statement information

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	15,602.4	—	15,602.4
Costs of services	—	—	—	(12,663.5)	—	(12,663.5)
Gross profit	—	—	—	2,938.9	—	2,938.9
General and administrative costs	10.8	(305.8)	—	(1,212.5)	—	(1,507.5)
Operating profit/(loss)	10.8	(305.8)	—	1,726.4	—	1,431.4
Share of results of subsidiaries	1,179.2	1,710.2	—	—	(2,889.4)	—
Share of results of associates	—	—	—	43.5	—	43.5
Profit before interest and taxation	1,190.0	1,404.4	—	1,769.9	(2,889.4)	1,474.9
Finance income	—	27.8	102.3	300.6	(325.9)	104.8
Finance costs	(127.1)	(248.9)	(103.1)	(136.1)	325.9	(289.3)
Revaluation of financial instruments	—	—	(1.1)	174.0	—	172.9
Profit/(loss) before taxation	1,062.9	1,183.3	(1.9)	2,108.4	(2,889.4)	1,463.3
Taxation	—	(4.1)	—	(319.8)	—	(323.9)
Profit/(loss) for the year	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4
Attributable to:
Equity holders of the parent	1,062.9	1,179.2	(1.9)	1,712.1	(2,889.4)	1,062.9
Non-controlling interests	—	—	—	76.5	—	76.5
	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4

For the year ended 31 December 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	15,804.2	—	15,804.2
Costs of services	—	—	—	(12,629.0)	—	(12,629.0)
Gross profit	—	—	—	3,175.2	—	3,175.2
General and administrative costs	14.1	74.7	—	(1,355.8)	—	(1,267.0)
Operating profit	14.1	74.7	—	1,819.4	—	1,908.2
Share of results of subsidiaries	1,901.2	2,016.5	—	—	(3,917.7)	—
Share of results of associates	—	—	—	113.5	—	113.5
Profit before interest and taxation	1,915.3	2,091.2	—	1,932.9	(3,917.7)	2,021.7
Finance income	—	24.5	110.6	262.8	(302.7)	95.2
Finance costs	(99.3)	(221.5)	(103.4)	(148.3)	302.7	(269.8)
Revaluation of financial instruments	0.6	—	(5.4)	267.0	—	262.2
Profit before taxation	1,816.6	1,894.2	1.8	2,314.4	(3,917.7)	2,109.3
Taxation	—	7.0	—	(204.0)	—	(197.0)
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Attributable to:
Equity holders of the parent	1,816.6	1,901.2	1.8	2,014.7	(3,917.7)	1,816.6
Non-controlling interests	—	—	—	95.7	—	95.7
	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3

Note

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.

For the year ended 31 December 2016, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	14,887.3	—	14,887.3
Costs of services	—	—	—	(11,846.5)	—	(11,846.5)
Gross profit	—	—	—	3,040.8	—	3,040.8
General and administrative costs	13.8	(828.2)	(0.1)	(163.2)	—	(977.7)
Operating profit/(loss)	13.8	(828.2)	(0.1)	2,877.6	—	2,063.1
Share of results of subsidiaries	1,497.4	2,518.2	—	—	(4,015.6)	—
Share of results of associates	—	—	—	49.8	—	49.8
Profit/(loss) before interest and taxation	1,511.2	1,690.0	(0.1)	2,927.4	(4,015.6)	2,112.9
Finance income	—	28.8	121.1	231.9	(301.4)	80.4
Finance costs	(102.5)	(222.1)	(98.8)	(132.5)	301.4	(254.5)
Revaluation of financial instruments	(8.6)	—	7.0	(46.7)	—	(48.3)
Profit before taxation	1,400.1	1,496.7	29.2	2,980.1	(4,015.6)	1,890.5
Taxation	—	0.7	—	(389.6)	—	(388.9)
Profit for the year	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6
Attributable to:
Equity holders of the parent	1,400.1	1,497.4	29.2	2,489.0	(4,015.6)	1,400.1
Non-controlling interests	—	—	—	101.5	—	101.5
	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6

Note

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.

Condensed Consolidating Statement of Comprehensive Income

Condensed consolidating statement of comprehensive income

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit/(loss) for the year	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	69.9	69.9	0.6	78.3	(139.8)	78.9
	69.9	69.9	0.6	78.3	(139.8)	78.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	8.9	8.9	—	8.9	(17.8)	8.9
Deferred tax on defined benefit pension plans	(0.7)	(0.7)	—	(0.7)	1.4	(0.7)
Movements on equity investments held at fair value through other comprehensive income	(247.9)	(247.9)	—	(247.9)	495.8	(247.9)
	(239.7)	(239.7)	—	(239.7)	479.4	(239.7)
Other comprehensive (loss)/income for the year	(169.8)	(169.8)	0.6	(161.4)	339.6	(160.8)
Total comprehensive income/(loss) for the year	893.1	1,009.4	(1.3)	1,627.2	(2,549.8)	978.6
Attributable to:
Equity holders of the parent	893.1	1,009.4	(1.3)	1,541.7	(2,549.8)	893.1
Non-controlling interests	—	—	—	85.5	—	85.5
	893.1	1,009.4	(1.3)	1,627.2	(2,549.8)	978.6

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(445.5)	(445.5)	(0.6)	(464.6)	891.0	(465.2)
Gain on revaluation of available for sale investments	32.1	32.1	—	32.1	(64.2)	32.1
	(413.4)	(413.4)	(0.6)	(432.5)	826.8	(433.1)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	17.0	17.0	—	17.0	(34.0)	17.0
Deferred tax on defined benefit pension plans	(24.6)	(24.6)	—	(24.6)	49.2	(24.6)
	(7.6)	(7.6)	—	(7.6)	15.2	(7.6)
Other comprehensive loss for the year	(421.0)	(421.0)	(0.6)	(440.1)	842.0	(440.7)
Total comprehensive income for the year	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6
Attributable to:
Equity holders of the parent	1,395.6	1,480.2	1.2	1,594.3	(3,075.7)	1,395.6
Non-controlling interests	—	—	—	76.0	—	76.0
	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6

For the year ended 31 December 2016, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	1,309.9	1,309.9	(1.2)	1,379.2	(2,619.8)	1,378.0
Loss on revaluation of available for sale investments	(93.1)	(93.1)	—	(93.1)	186.2	(93.1)
	1,216.8	1,216.8	(1.2)	1,286.1	(2,433.6)	1,284.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial loss on defined benefit pension plans	(15.9)	(15.9)	—	(15.9)	31.8	(15.9)
Deferred tax on defined benefit pension plans	(0.4)	(0.4)	—	(0.4)	0.8	(0.4)
	(16.3)	(16.3)	—	(16.3)	32.6	(16.3)
Other comprehensive income/(loss) for the year	1,200.5	1,200.5	(1.2)	1,269.8	(2,401.0)	1,268.6
Total comprehensive income for the year	2,600.6	2,697.9	28.0	3,860.3	(6,416.6)	2,770.2
Attributable to:
Equity holders of the parent	2,600.6	2,697.9	28.0	3,690.7	(6,416.6)	2,600.6
Non-controlling interests	—	—	—	169.6	—	169.6
	2,600.6	2,697.9	28.0	3,860.3	(6,416.6)	2,770.2

Condensed Consolidating Cash Flow Statement Information

Condensed consolidating cash flow statement information

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	2,308.8	(271.1)	42.9	(386.8)	—	1,693.8
Investing activities
Acquisitions	—	—	—	(298.8)	—	(298.8)
Proceeds on disposal of investments and subsidiaries	—	—	—	849.0	—	849.0
Purchases of property, plant and equipment	—	(10.4)	—	(304.4)	—	(314.8)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(60.4)	—	(60.4)
Proceeds on disposal of property, plant and equipment	—	—	—	9.5	—	9.5
Net cash inflow/(outflow) from investing activities	—	(10.4)	—	194.9	—	184.5
Financing activities
Share option proceeds	1.2	—	—	—	—	1.2
Cash consideration for non-controlling interests	—	(0.3)	—	(109.6)	—	(109.9)
Share repurchases and buy-backs	(104.3)	—	—	(102.8)	—	(207.1)
Net decrease in borrowings	—	—	(58.1)	(382.5)	—	(440.6)
Financing and share issue costs	—	—	—	(3.8)	—	(3.8)
Equity dividends paid	(747.4)	—	—	—	—	(747.4)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(106.2)	—	(106.2)
Net cash outflow from financing activities	(850.5)	(0.3)	(58.1)	(704.9)	—	(1,613.8)
Net increase/(decrease) in cash and cash equivalents	1,458.3	(281.8)	(15.2)	(896.8)	—	264.5
Translation of cash and cash equivalents	(4.7)	(51.5)	(5.4)	0.1	—	(61.5)
Cash and cash equivalents at beginning of year	(2,627.7)	(1,640.6)	(27.4)	6,293.9	—	1,998.2
Cash and cash equivalents at end of year	(1,174.1)	(1,973.9)	(48.0)	5,397.2	—	2,201.2

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	32.9	(49.7)	(13.6)	1,438.5	—	1,408.1
Investing activities
Acquisitions	—	—	—	(477.5)	—	(477.5)
Proceeds on disposal of investments and subsidiaries	—	—	—	296.0	—	296.0
Purchases of property, plant and equipment	—	(10.4)	—	(278.5)	—	(288.9)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(37.3)	—	(37.3)
Proceeds on disposal of property, plant and equipment	—	—	—	8.0	—	8.0
Net cash outflow from investing activities	—	(10.4)	—	(489.3)	—	(499.7)
Financing activities
Share option proceeds	6.4	—	—	—	—	6.4
Cash consideration for non-controlling interests	—	(1.4)	—	(45.9)	—	(47.3)
Share repurchases and buy-backs	(289.6)	—	—	(214.6)	—	(504.2)
Net increase/(decrease) in borrowings	(400.0)	—	—	999.6	—	599.6
Financing and share issue costs	—	—	—	(0.8)	—	(0.8)
Equity dividends paid	(751.5)	—	—	—	—	(751.5)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(87.8)	—	(87.8)
Net cash (outflow)/inflow from financing activities	(1,434.7)	(1.4)	—	650.5	—	(785.6)
Net increase/(decrease) in cash and cash equivalents	(1,401.8)	(61.5)	(13.6)	1,599.7	—	122.8
Translation of cash and cash equivalents	(0.9)	48.4	1.3	(76.0)	—	(27.2)
Cash and cash equivalents at beginning of year	(1,225.0)	(1,627.5)	(15.1)	4,770.2	—	1,902.6
Cash and cash equivalents at end of year	(2,627.7)	(1,640.6)	(27.4)	6,293.9	—	1,998.2

For the year ended 31 December 2016, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	963.1	1,002.2	65.5	(257.0)	—	1,773.8
Investing activities
Acquisitions	—	—	—	(719.3)	—	(719.3)
Proceeds on disposal of investments and subsidiaries	—	—	—	80.5	—	80.5
Purchases of property, plant and equipment	—	(1.1)	—	(251.0)	—	(252.1)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(33.0)	—	(33.0)
Proceeds on disposal of property, plant and equipment	—	—	—	7.7	—	7.7
Net cash outflow from investing activities	—	(1.1)	—	(915.1)	—	(916.2)
Financing activities
Share option proceeds	27.2	—	—	—	—	27.2
Cash consideration for non-controlling interests	—	(1.3)	—	(57.0)	—	(58.3)
Share repurchases and buy-backs	(274.5)	—	—	(152.9)	—	(427.4)
Net (decrease)/increase in borrowings	(392.1)	—	—	369.6	—	(22.5)
Financing and share issue costs	—	—	—	(6.4)	—	(6.4)
Equity dividends paid	(616.5)	—	—	—	—	(616.5)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(89.6)	—	(89.6)
Net cash (outflow)/inflow from financing activities	(1,255.9)	(1.3)	—	63.7	—	(1,193.5)
Net (decrease)/increase in cash and cash equivalents	(292.8)	999.8	65.5	(1,108.4)	—	(335.9)
Translation of cash and cash equivalents	(5.7)	(154.6)	(13.1)	465.3	—	291.9
Cash and cash equivalents at beginning of year	(926.5)	(2,472.7)	(67.5)	5,413.3	—	1,946.6
Cash and cash equivalents at end of year	(1,225.0)	(1,627.5)	(15.1)	4,770.2	—	1,902.6

Condensed Consolidating Balance Sheet Information

Condensed consolidating balance sheet information

At 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	13,202.8	—	13,202.8
Other	—	—	—	1,842.0	—	1,842.0
Property, plant and equipment	—	26.1	—	1,056.9	—	1,083.0
Investment in subsidiaries	15,463.9	29,329.2	—	—	(44,793.1)	—
Interests in associates and joint ventures	—	—	—	796.8	—	796.8
Other investments	—	—	—	666.7	—	666.7
Deferred tax assets	—	—	—	153.0	—	153.0
Trade and other receivables	—	—	—	180.0	—	180.0
Intercompany receivables	—	205.4	2,182.9	7,657.7	(10,046.0)	—
	15,463.9	29,560.7	2,182.9	25,555.9	(54,839.1)	17,924.3
Current assets
Corporate income tax recoverable	—	—	—	198.7	—	198.7
Trade and other receivables	0.6	497.9	0.1	12,602.9	—	13,101.5
Intercompany receivables	1,675.6	1,720.6	55.2	8,130.6	(11,582.0)	—
Cash and short-term deposits	—	17.3	41.4	5,839.2	(3,254.7)	2,643.2
	1,676.2	2,235.8	96.7	26,771.4	(14,836.7)	15,943.4
Current liabilities
Trade and other payables	(3.7)	(57.5)	(21.6)	(14,955.6)	—	(15,038.4)
Intercompany payables	(5,190.3)	(6,078.1)	(0.9)	(312.7)	11,582.0	—
Corporate income tax payable	—	—	—	(545.9)	—	(545.9)
Bank overdrafts, bonds and bank loans	(1,174.1)	(1,991.2)	(89.4)	(1,025.1)	3,254.7	(1,025.1)
	(6,368.1)	(8,126.8)	(111.9)	(16,839.3)	14,836.7	(16,609.4)
Net current (liabilities)/assets	(4,691.9)	(5,891.0)	(15.2)	9,932.1	—	(666.0)
Total assets less current liabilities	10,772.0	23,669.7	2,167.7	35,488.0	(54,839.1)	17,258.3
Non-current liabilities
Bonds and bank loans	—	—	(2,151.8)	(3,483.0)	—	(5,634.8)
Trade and other payables	—	—	(5.5)	(835.9)	—	(841.4)
Intercompany payables	(1,389.8)	(8,205.8)	—	(450.4)	10,046.0	—
Deferred tax liabilities	—	—	—	(479.5)	—	(479.5)
Provision for post-employment benefits	—	—	—	(184.3)	—	(184.3)
Provisions for liabilities and charges	—	—	—	(311.7)	—	(311.7)
	(1,389.8)	(8,205.8)	(2,157.3)	(5,744.8)	10,046.0	(7,451.7)
Net assets	9,382.2	15,463.9	10.4	29,743.2	(44,793.1)	9,806.6
Attributable to:
Equity shareholders’ funds	9,382.2	15,463.9	10.4	29,318.8	(44,793.1)	9,382.2
Non-controlling interests	—	—	—	424.4	—	424.4
Total equity	9,382.2	15,463.9	10.4	29,743.2	(44,793.1)	9,806.6

At 31 December 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	12,952.9	—	12,952.9
Other	—	—	—	2,018.4	—	2,018.4
Property, plant and equipment	—	16.5	—	963.0	—	979.5
Investment in subsidiaries	14,638.1	27,746.7	—	—	(42,384.8)	—
Interests in associates and joint ventures	—	—	—	1,065.2	—	1,065.2
Other investments	—	—	—	1,153.5	—	1,153.5
Deferred tax assets	—	—	—	160.3	—	160.3
Trade and other receivables	—	—	1.6	174.6	—	176.2
Intercompany receivables[2]	—	203.3	2,078.3	7,649.3	(9,930.9)	—
	14,638.1	27,966.5	2,079.9	26,137.2	(52,315.7)	18,506.0
Current assets
Corporate income tax recoverable	—	—	—	234.7	—	234.7
Trade and other receivables	0.3	457.3	0.1	12,073.0	—	12,530.7
Intercompany receivables[2]	1,661.4	1,713.8	65.7	5,268.7	(8,709.6)	—
Cash and short-term deposits	—	231.2	—	6,687.3	(4,527.1)	2,391.4
	1,661.7	2,402.3	65.8	24,263.7	(13,236.7)	15,156.8
Current liabilities
Trade and other payables	(16.9)	(113.9)	(19.6)	(14,090.7)	—	(14,241.1)
Intercompany payables[2]	(2,808.3)	(5,607.8)	—	(293.5)	8,709.6	—
Corporate income tax payable	—	—	—	(649.3)	—	(649.3)
Bank overdrafts, bonds and bank loans	(2,627.7)	(1,871.8)	(27.4)	(624.3)	4,527.1	(624.1)
	(5,452.9)	(7,593.5)	(47.0)	(15,657.8)	13,236.7	(15,514.5)
Net current (liabilities)/assets	(3,791.2)	(5,191.2)	18.8	8,605.9	—	(357.7)
Total assets less current liabilities	10,846.9	22,775.3	2,098.7	34,743.1	(52,315.7)	18,148.3
Non-current liabilities
Bonds and bank loans	—	—	(2,087.1)	(4,163.3)	—	(6,250.4)
Trade and other payables	—	—	—	(992.8)	—	(992.8)
Intercompany payables[2]	(1,359.6)	(8,137.2)	—	(434.1)	9,930.9	—
Deferred tax liabilities	—	—	—	(513.7)	—	(513.7)
Provision for post-employment benefits	—	—	—	(206.3)	—	(206.3)
Provisions for liabilities and charges	—	—	—	(229.0)	—	(229.0)
	(1,359.6)	(8,137.2)	(2,087.1)	(6,539.2)	9,930.9	(8,192.2)
Net assets	9,487.3	14,638.1	11.6	28,203.9	(42,384.8)	9,956.1
Attributable to:
Equity shareholders’ funds	9,487.3	14,638.1	11.6	27,735.1	(42,384.8)	9,487.3
Non-controlling interests	—	—	—	468.8	—	468.8
Total equity	9,487.3	14,638.1	11.6	28,203.9	(42,384.8)	9,956.1

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[2]	Prior year figures have been restated to reclassify certain intercompany balances in an amount of £2,540.2 million from non-current to current within subsidiary guarantors and other subsidiaries.